Inventories (Tables)	12 Months Ended
Jun. 30, 2023
Inventories
Schedule of inventories

	As at June 30,
	2022	2023
	RMB’000	RMB’000
Finished goods	1,186,810	1,447,799
Low-value consumables	1,285	2,720
	1,188,095	1,450,519

Schedule of amount of inventories recognized as an expense and included in profit or loss

	For the year ended June 30,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Carrying amount of inventories sold	6,632,530	6,915,713	6,879,212
Reversal of write-down of inventories	(51,074)	(44,737)	(19,850)
Cost of inventories recognized in consolidated statements of profit or loss	6,581,456	6,870,976	6,859,362